CONVERTIBLE NOTES - PowerUp Convertible Note - Additional Information (Details) - USD ($)			12 Months Ended
	Oct. 22, 2020	Jan. 01, 2020	Dec. 31, 2019
Class Of Stock [Line Items]
Measurement period after conversion date		5 years
Ownership Of Outstanding Stock Percentage	4.99%
Convertible Debt | Power Up Notes
Class Of Stock [Line Items]
Aggregate principal amount of notes outstanding		$ 106,820
Accrued interest		$ 9,346
Debt conversion, average lowest closing price			65.00%
Measurement period after conversion date			10 days
Ownership Of Outstanding Stock Percentage			4.99%